Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
Schedule of recoverable taxes

	2021	2020

State VAT tax credits - ICMS (note 10.1)	920	1,435
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	2,062	1,926
Social Security Contribution – INSS (note 10.3)	300	299
Income tax and social contribution prepayments (*)	672	462
Other	23	47
Other recoverable taxes – Éxito Group	176	130
Total	4,153	4,299

Current	1,743	1,199
Non-current	2,410	3,100
(*)	Includes Éxito’s amount of R$460 (R$440 on December 31, 2020).

The expected recoverability of ICMS tax credits is demonstrated as follows:

The Group understands that future realization of ICMS tax credits is probable based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations. The projections on the realization of ICMS balances are revised at least annually by the occasion of the annual strategic planning approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows:

Up to one year	456
From 1 to 2 years	336
From 2 to 3 years	27
From 3 to 4 years	27
From 4 to 5 years	11
More than 5 years	63
920

The realization of the PIS and COFINS balance is shown below:

The realization of the PIS and COFINS balance is shown below:

Consolidated

Up to one year	347
From 1 to 2 years	300
From 2 to 3 years	301
From 3 to 4 years	302
From 4 to 5 years	303
More than 5 years	509
2,062